Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Expected Useful Lives	The expected useful lives are as follows:
•	Buildings and equipment (not used in production) 2 — 50 years

•	Plant and equipment (smelting operations) 3 — 30 years